Note 8 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31
	2013	2012
	(in thousands)
Professional fees	$1,980	$446
Franchise taxes payable	175	—
Salaries and employee benefits	505	83
Rent	631	—
Financing costs	265	109
Other	16	16
	$3,572	$654